Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Other Intangible Assets [Line Items]
Other intangible assets, gross, Beginning balance	$ 669.6	$ 648.7
Other intangible assets, gross, Additions	45.7	20.2
Other intangible assets, gross, Transfers	0.4	0.7
Other intangible assets, gross, Ending balance	715.7	669.6
Accumulated amortization, Beginning balance	(128.8)	(89.4)
Accumulated amortization, Additions	(42.3)	(39.4)
Accumulated amortization, Ending balance	(171.1)	(128.8)
Total other intangibles, net, Beginning balance	541.2	559.4
Total other intangibles, net, Additions	3.8	(18.2)
Total other intangibles, net, Ending balance	545.0	541.2
Customer-Related Intangibles [Member]
Schedule Of Other Intangible Assets [Line Items]
Amortized intangibles, Beginning balance	382.8	371.0
Amortized intangibles, Additions	26.0	11.8
Amortized intangibles, Ending balance	408.8	382.8
Accumulated amortization, Beginning balance	(124.4)	(86.0)
Accumulated amortization, Additions	(41.3)	(38.4)
Accumulated amortization, Ending balance	(165.7)	(124.4)
Computer Software [Member]
Schedule Of Other Intangible Assets [Line Items]
Amortized intangibles, Beginning balance	8.0	7.3
Amortized intangibles, Transfers	0.4	0.7
Amortized intangibles, Ending balance	8.4	8.0
Accumulated amortization, Beginning balance	(4.4)	(3.4)
Accumulated amortization, Additions	(1.0)	(1.0)
Accumulated amortization, Ending balance	(5.4)	(4.4)
Capitalized Software in Progress [Member]
Schedule Of Other Intangible Assets [Line Items]
Capitalized software in progress, Beginning balance	0.4	0.1
Capitalized software in progress, Additions	0.4	1.0
Capitalized software in progress, Transfers	(0.4)	(0.7)
Capitalized software in progress, Ending balance	0.4	0.4
Trade Names [Member]
Schedule Of Other Intangible Assets [Line Items]
Indefinite-lived intangible assets, Beginning balance	278.8	270.4
Indefinite-lived intangible assets, Additions	19.7	8.4
Indefinite-lived intangible assets, Ending balance	$ 298.5	$ 278.8